COMMITMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
7. COMMITMENTS

Consulting Agreements

On March 5, 2014, the Company entered into a service provider agreement with a consultant with a term of one year. Pursuant to the agreement, the Company is obligated to make $5,000 payments on or around June 15, 2014 and on or around October 15, 2014. The Company was also required to issue the consultant 40,000 shares of the Company’s common stock on or about October 15, 2014, of which none have been issued as of the date of this report.

During August 2014, the Company entered into a 2-year consulting services agreement with an individual. Pursuant to the agreement, the individual will be paid $50,000 per year. In connection with the consulting services agreement, the individual assigned the Company all of the assets owned by the individual related to the individual’s business operations being conducted through the name Gift Ya Now including, but not limited to, software code base, original design / creative elements, domain name and all strategic business relationships. The assets assigned to the Company had a fair value of $0.
Employment Agreement

The Company signed an employment agreement with its Chief Financial Officer. Pursuant to the agreement, in the event the Chief Financial Officer is terminated without cause, the CFO will be entitled to receive all compensation, including any bonus payments, accrued through the date of termination together with all compensation, including bonus payments, earned through the severance period which is defined as a period of 18 months from termination if more than 18 months remain on the term of the employment agreement at the time of termination or as a period of 12 months from termination, if less than 18 months remain on the term of the employment agreement at the time of termination.

7. COMMITMENTS AND CONTINGENCIES

During June 2013, a notice of opposition to the Eventure trademark registration was filed with the United States Patent and Trademark Office. The Trademark Trial and Appeal Board has issued an order instituting the opposition proceeding and setting trial dates.  The Company has not recorded any liability with respect to the opposition to the trademark.